STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Details 1
Risk-free interest rate, minimum	0.65%
Risk-free interest rate, maximum	2.23%
Volatility, minimum	40.77%
Volatility, maximum	44.83%
Expected life (in years)	5-6.75 years
Dividend yield	0.00%